Share-Based Compensation - Weighted Average Assumptions Used in Fair Value Calculation for Underlying Common Stock (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term (years)	7 years	7 years
Expected stock price volatility	86.63%	85.64%
Risk-free interest rate	2.09%	1.99%
Expected dividend yield	0.00%	0.00%